Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Employees and payroll accruals		$ 279	$ 298
Accrued expenses	[1]	179	85
Government authorities			42
Total other current liabilities		$ 458	$ 425

[1]	Including accrued interest relating to IBI Loan amounted to $8 and $11 as of December 31, 2023 and 2022, respectively. See also Note 13 below.